OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating Lease Abstract
Operating lease payments	$ 68,333	$ 45,511
Operating lease expense	$ 262,986	$ 232,535
Weighted average discount rate	4.67%		4.67%
Weighted average remaining term	23 months		28 months